OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Other Income [Abstract]
Disclosure of other income [Table Text Block]
	Years ended December 31,
	2022	2021
Management fee income	1,163	1,180
Other operating income, net	595	303
	1,758	1,483